Taxation - Summary of taxation charge (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
– Current	$ 8,144	$ 5,169	$ 4,436
– Deferred	114	(178)	(289)
Total taxation charge	$ 8,258	$ 4,991	$ 4,147